Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Income Loss Per Share	The following table sets forth the computation of basic and diluted loss per share:
	For the six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(5,487,104)	$(1,885,252)
Denominator:
Basic and diluted weighted average shares outstanding(1)	3,849,621	3,568,265

Basic and diluted loss per share	$(1.43)	$(0.53)
(1)	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.